Fair value measurements - Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Short-term borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[2]	¥ 28	¥ (1)	¥ (42)
Collateralized financing [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[3]	0	0	(1)
Long-term borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[2],[4]	(38)	(39)	7
Other liabilities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[5]	3	(4)	0
Total [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1]	(7)	(44)	(36)
Trading assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[6]	0	0	1
Private equity investments [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[6]	1	(1)	0
Loans and receivables [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1]	(2)	(14)	1
Collateralized agreements [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[3]	2	1	6
Other assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[6]	(26)	11	10
Total [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1]	¥ (25)	¥ (3)	¥ 18

[1]	Includes gains and losses reported primarily within Net gain on trading and Revenue-Other in the consolidated statements of income.
[2]	Includes structured notes and other financial liabilities.
[3]	Includes reverse repurchase and repurchase agreements.
[4]	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
[5]	Includes unfunded written loan commitments.
[6]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.